Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Shares Issuance
Amount
Gross proceed from IPO and OA:	$5,750,000
Less: Underwriter discount	(517,500)
Less: Offering cost paid through fund flow	(324,500)
Subtotal: Net proceeds from IPO	4,908,000
Paid off accrued offering related expenses during as of December 31, 2024	195,091

Total: Shares issuance for cash in SOSE.	$5,103,091